Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2022
Supplementary Cash Flow Information [Line Items]
Payments for purchases of businesses and other	¥ 199,255	¥ 283,402	¥ 277,618
Noncontrolling interests	168,928	¥ 58,613		¥ 52,778
Music [Member]
Supplementary Cash Flow Information [Line Items]
Payments for purchases of businesses and other	90,968
Noncontrolling interests	90,968
Content assets [member] | Music [Member]
Supplementary Cash Flow Information [Line Items]
Content assets	¥ 182,689